Overview of consolidation scope	12 Months Ended
Dec. 31, 2019
Overview of consolidation scope
Overview of consolidation scope

32. Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. The Company, argenx SE, has one subsidiary, argenx BV, based in Belgium. argenx BV has two subsidiary, argenx US, Inc., based in the United States of America and argenx Japan KK, based in Japan. Details of the Company’s consolidated entities at the end of the reporting period are as follows:

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BV	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Japan KK	0104-01-145183	Japan	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers